Marketable Securities – InterCure Ltd (Details) - Schedule of changes in marketable securities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Changes in Marketable Securities [Abstract]
Fair value opening balance	$ 3,158	$ 2,411	$ 2,273
Changes in fair value during the year	(1,531)	747	138
Fair value closing balance	$ 1,627	$ 3,158	$ 2,411